Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes
Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2021
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	165,927	136,779	302,706

Income taxes:
Current	47,491	34,201	81,692
Deferred	6,883	(16,709)	(9,826)

	54,374	17,492	71,866

	Year ended December 31, 2020
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	48,186	82,094	130,280

Income taxes:
Current	24,063	25,816	49,879
Deferred	(6,007)	(9,535)	(15,542)

	18,056	16,281	34,337

	Year ended December 31, 2019
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	107,082	88,411	195,493

Income taxes:
Current	39,483	23,186	62,669
Deferred	(4,276)	(2,247)	(6,523)

	35,207	20,939	56,146

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 31% for the years ended December 31, 2021, 2020 and 2019.
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2021	2020	2019

Japanese statutory income tax rate	31.0%	31.0%	31.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.7	2.3	1.7
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.9)	(5.8)	(2.9)
Tax credit for research and development expenses	(3.2)	(1.7)	(2.3)
Change in valuation allowance	(3.9)	2.4	(1.6)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.5	2.6	2.4
Tax credit at foreign subsidiaries	(0.3)	(1.3)	(1.1)
Effect of enacted changes in tax laws	(1.0)	(1.5)	(0.2)
Other	(0.2)	(1.6)	1.7

Effective income tax rate	23.7%	26.4%	28.7%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2021	2020

	(Millions of yen)
Other assets	138,507	154,226
Other noncurrent liabilities	(43,402)	(48,247)

	95,105	105,979

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below:

	December 31
	2021	2020

	(Millions of yen)
Deferred tax assets:
Inventories	11,263	10,551
Accrued business tax	3,387	1,629
Accrued pension and severance cost	67,752	95,386
Research and development – costs capitalized for tax purposes	5,004	4,989
Property, plant and equipment	35,658	34,923
Operating lease liabilities	17,328	20,163
Accrued expenses	29,331	28,243
Net operating losses carried forward	33,873	29,591
Other	48,621	42,741

	252,217	268,216
Less valuation allowance	(19,073)	(30,752)

Total deferred tax assets	233,144	237,464
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(19,677)	(9,147)
Tax deductible reserve	(4,007)	(4,040)
Financing lease revenue	(14,602)	(15,041)
Operating lease right-of-use assets	(17,066)	(19,425)
Intangible assets	(51,173)	(54,948)
Other	(31,514)	(28,884)

Total deferred tax liabilities	(138,039)	(131,485)

Net deferred tax assets	95,105	105,979

The net changes in the total valuation allowance were a decrease of ¥11,679 million, an increase of ¥3,074 million and a decrease of ¥3,056 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the valuation allowance, at December 31, 2021.
At December 31, 2021, Canon had net operating losses which can be carried forward for income tax purposes of ¥175,581 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	1,206
After one year through five years	13,869
After five years through ten years	44,316
After ten years through twenty years	8,223
Indefinite period	107,967

175,581

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.
Canon has not recognized deferred tax liabilities of ¥16,162 million for a portion of undistributed earnings of foreign subsidiaries of ¥875,208 million as of December 31, 2021 because Canon intends to permanently reinvest such undistributed earnings of foreign subsidiaries. Deferred tax liabilities will be recognized when such undistributed earnings are no longer permanently reinvested.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2021	2020	2019

	(Millions of yen)
Balance at beginning of year	8,572	8,120	8,649
Additions for tax positions of the current year	1,168	—	—
Additions for tax positions of prior years	216	208	204
Reductions for tax positions of prior years	—	(49)	(44)
Settlements with tax authorities	(62)	—	(402)
Other	(81)	293	(287)

Balance at end of year*	9,813	8,572	8,120

*
The unrecognized tax benefits were offset by deferred tax assets in the amount of ¥1,695 million, ¥1,412 million and ¥933 million as of December 31, 2021, 2020 and 2019, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, were ¥9,813 million and ¥8,572 million at December 31, 2021 and 2020, respectively.
Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax examination settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2021, no significant changes to the unrecognized tax benefits are expected within the next twelve months.
Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2021 and 2020, and interest and penalties included in income taxes for the years ended December 31, 2021, 2020 and 2019 were not significant.
Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2021. Canon is also no longer subject to a transfer pricing examination by the tax authority for years before 2021. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2014 with few exceptions.